Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	$ 613,386	$ 628,974
Ending balance	597,791	613,386
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,048,779	1,049,817
Acquisitions through business combination	11,471	7,087
Additions/Adjustment	7,289	6,920
Disposals	(5,918)	(4,178)
Effect of movements in foreign exchange rates	(18,510)	(10,867)
Ending balance	1,043,111	1,048,779
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(435,393)	(420,843)
Amortization for the year	18,012	19,809
Impairment for the year		22
Disposals	4,437	3,196
Effect of movements in foreign exchange rates	(3,648)	(2,085)
Ending balance	(445,320)	(435,393)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	559,885	561,503
Ending balance	551,905	559,885
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	832,045	833,663
Acquisitions through business combination	5,769	6,328
Effect of movements in foreign exchange rates	(13,749)	(7,946)
Ending balance	824,065	832,045
Goodwill [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(272,160)	(272,160)
Ending balance	(272,160)	(272,160)
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,996	2,801
Ending balance	3,606	1,996
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	9,721	9,843
Acquisitions through business combination	2,046
Effect of movements in foreign exchange rates	(178)	(122)
Ending balance	11,589	9,721
Customer Relationship [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(7,725)	(7,042)
Amortization for the year	421	771
Effect of movements in foreign exchange rates	(163)	(88)
Ending balance	(7,983)	(7,725)
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	100	159
Ending balance	42	100
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	861	869
Effect of movements in foreign exchange rates	(9)	(8)
Ending balance	852	861
Non-Compete [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(761)	(710)
Amortization for the year	56	58
Effect of movements in foreign exchange rates	(7)	(7)
Ending balance	(810)	(761)
Technology Related Development Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	17,850	18,480
Ending balance	18,555	17,850
Technology Related Development Costs [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	74,190	72,027
Acquisitions through business combination	3,241	499
Additions/Adjustment	5,237	6,769
Disposals	(4,149)	(4,177)
Effect of movements in foreign exchange rates	(1,598)	(928)
Ending balance	76,921	74,190
Technology Related Development Costs [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(56,340)	(53,547)
Amortization for the year	6,012	6,660
Disposals	2,765	3,195
Effect of movements in foreign exchange rates	(1,221)	(672)
Ending balance	(58,366)	(56,340)
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	31,691	43,137
Ending balance	20,499	31,691
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	121,689	123,030
Acquisitions through business combination	415	248
Effect of movements in foreign exchange rates	(2,751)	(1,589)
Ending balance	119,353	121,689
Brand /Trade Mark [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(89,998)	(79,893)
Amortization for the year	10,938	11,159
Effect of movements in foreign exchange rates	(2,082)	(1,054)
Ending balance	(98,854)	(89,998)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	692	493
Ending balance	940	692
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,665	4,336
Acquisitions through business combination		12
Additions/Adjustment	521	369
Disposals	(159)	(1)
Effect of movements in foreign exchange rates	(63)	(51)
Ending balance	4,964	4,665
Software [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,973)	(3,843)
Amortization for the year	212	188
Disposals	76	1
Effect of movements in foreign exchange rates	(85)	(57)
Ending balance	(4,024)	(3,973)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	615	521
Ending balance	199	615
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,841	1,799
Additions/Adjustment		1,087
Disposals	(1,596)
Effect of movements in foreign exchange rates	(85)	(45)
Ending balance	1,160	2,841
Other [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,226)	(1,278)
Amortization for the year	373	973
Disposals	1,596
Effect of movements in foreign exchange rates	(42)	(25)
Ending balance	(961)	(2,226)
Intangible Assets Under Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	557	1,880
Ending balance	2,045	557
Intangible Assets Under Development [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,767	4,250
Additions/Adjustment	1,531	(1,305)
Disposals	(14)
Effect of movements in foreign exchange rates	(77)	(178)
Ending balance	4,207	2,767
Intangible Assets Under Development [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,210)	(2,370)
Impairment for the year		22
Effect of movements in foreign exchange rates	(48)	(182)
Ending balance	$ (2,162)	$ (2,210)